Income Taxes - Summary of Prior Period Withholding Tax Obligations (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Canadian federal and provincial income tax rate	26.73%	26.00%